UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                 -------------
                                   FORM N-CSR
                                 -------------

             CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
                              INVESTMENT COMPANIES

                  INVESTMENT COMPANY ACT FILE NUMBER 811-22263

                               FAITHSHARES TRUST
               (Exact name of registrant as specified in charter)

                                 -------------

                           Thompson S. Phillips, Jr.
                               J. Garrett Stevens
                           3555 Northwest 58(th) Street
                                   Suite 410
                            Oklahoma City, OK 73112
              (Address of principal executive offices) (Zip code)

                      SEI Investments Global Fund Services
                            One Freedom Valley Drive
                                 Oaks, PA 19456
                    (Name and address of agent for service)


        REGISTRANT'S TELEPHONE NUMBER, INCLUDING AREA CODE: 405-778-8377

                        DATE OF FISCAL YEAR END: JULY 31

                   DATE OF REPORTING PERIOD: JANUARY 31, 2011

ITEM 1. REPORTS TO STOCKHOLDERS.



================================================================================






                                 [LOGO OMITTED]
                                  FAITHSHARES



                               SEMI-ANNUAL REPORT

                                JANUARY 31, 2011


                        FAITHSHARES BAPTIST VALUES FUND
                        FAITHSHARES CATHOLIC VALUES FUND
                       FAITHSHARES CHRISTIAN VALUES FUND
                        FAITHSHARES LUTHERAN VALUES FUND
                       FAITHSHARES METHODIST VALUES FUND








================================================================================

================================================================================

                                 [LOGO OMITTED]
                                  FAITHSHARES

                               TABLE OF CONTENTS
================================================================================
Schedules of Investments
   FaithShares Baptist Values Fund ..........................................  1
   FaithShares Catholic Values Fund .........................................  3
   FaithShares Christian Values Fund ........................................  5
   FaithShares Lutheran Values Fund .........................................  7
   FaithShares Methodist Values Fund ........................................  9
Statements of Assets and Liabilities ........................................ 11
Statements of Operations .................................................... 12
Statements of Changes in Net Assets ......................................... 13
Financial Highlights ........................................................ 15
Notes to Financial Statements ............................................... 16
Disclosure of Fund Expenses ................................................. 23
Supplemental Information .................................................... 25





The Funds will file their complete schedules of Fund holdings with the Securities and Exchange Commission for the first and third quarters of each fiscal year on Form N-Q within sixty days after the end of the period. The Funds' Forms N-Q will be available on the Commission's website at http://www.sec.gov, and may be reviewed and copied at the Commission's Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

A description of the policies and procedures that FaithShares Trust uses to determine how to vote proxies relating to Fund securities, as well as information relating to how the Funds voted proxies relating to Fund securities during the most recent 12-month period ended June 30, will be available (i) without charge, upon request, by calling 1-877-FAITH-55; and (ii) on the Commission's website at http://www.sec.gov.

                                 [LOGO OMITTED]
                                  FAITHSHARES

                 SCHEDULE OF INVESTMENTS o BAPTIST VALUES FUND
================================================================================

JANUARY 31, 2011 (UNAUDITED)

SECTOR WEIGHTINGS +

[BAR GRAPH OMITTED]

19.6% Information Techonology
15.9% Financials
12.6% Industrials
10.9% Health Care
10.8% Consumer Discretionary
10.5% Energy
10.3% Consumer Staples
3.2% Materials
2.9% Telecommunication Services
2.9% Utilities
0.4% Time Deposit

+ Percentages based on total investments.

--------------------------------------------------------------------------------
DESCRIPTION                                    SHARES             MARKET VALUE
--------------------------------------------------------------------------------

COMMON STOCK -- 99.6%

CONSUMER DISCRETIONARY -- 10.8%
  Gap                                            615               $    11,851
  Johnson Controls                               452                    17,352
  Kohl's*                                        246                    12,492
  Limited Brands                                 521                    15,234
  McDonald's                                     185                    13,629
  NIKE, Cl B                                     175                    14,434
  Nordstrom                                      333                    13,713
  Staples                                        595                    13,274
  Starbucks                                      466                    14,693
  Tiffany                                        298                    17,323
  TJX                                            284                    13,459
                                                                   -----------
                                                                       157,454
                                                                   -----------
CONSUMER STAPLES -- 10.3%
  Avon Products                                  452                    12,796
  Campbell Soup                                  348                    11,881
  Clorox                                         192                    12,075
  Colgate-Palmolive                              161                    12,360
  Estee Lauder, Cl A                             218                    17,549
  General Mills                                  335                    11,651
  HJ Heinz                                       294                    13,965
  Procter & Gamble                               212                    13,383
  Sara Lee                                       873                    14,815
  Sysco                                          421                    12,268
  Whole Foods Market                             322                    16,651
                                                                   -----------
                                                                       149,394
                                                                   -----------
ENERGY -- 10.5%
  Cimarex Energy                                 165                    17,181
  Denbury Resources*                             760                    15,466
  Devon Energy                                   180                    15,964
  Marathon Oil                                   391                    17,869
  Newfield Exploration*                          232                    16,975
  Noble                                          420                    16,065
  Range Resources                                263                    13,116
  Southwestern Energy*                           293                    11,573
  Spectra Energy                                 607                    15,922
  Ultra Petroleum*                               246                    11,742
                                                                   -----------
                                                                       151,873
                                                                   -----------

--------------------------------------------------------------------------------
DESCRIPTION                                    SHARES             MARKET VALUE
--------------------------------------------------------------------------------

FINANCIALS -- 15.9%
  Aflac                                          298               $    17,159
  American Express                               310                    13,448
  Bank of New York Mellon                        496                    15,490
  Charles Schwab                                 847                    15,288
  CME Group, Cl A                                 42                    12,960
  Comerica                                       340                    12,988
  Fifth Third Bancorp                            958                    14,245
  IntercontinentalExchange*                      107                    12,892
  KeyCorp                                      1,570                    13,973
  Lincoln National                               471                    13,583
  M&T Bank                                       146                    12,625
  Northern Trust                                 256                    13,307
  State Street                                   347                    16,212
  T Rowe Price Group                             254                    16,744
  US Bancorp                                     566                    15,282
  Vornado Realty Trust+                          164                    14,447
                                                                   -----------
                                                                       230,643
                                                                   -----------
HEALTH CARE -- 10.9%
  Aetna                                          426                    14,033
  Allergan                                       212                    14,969
  Baxter International                           306                    14,838
  Becton Dickinson                               181                    15,014
  Genzyme*                                       254                    18,631
  Gilead Sciences*                               363                    13,932
  Hospira*                                       232                    12,813
  Johnson & Johnson                              220                    13,150
  McKesson                                       184                    13,831
  Medtronic                                      335                    12,837
  Waters*                                        182                    13,903
                                                                   -----------
                                                                       157,951
                                                                   -----------
INDUSTRIALS -- 12.6%
  Cooper Industries                              271                    16,601
  Cummins                                        177                    18,741
  Deere                                          220                    19,998
  Emerson Electric                               276                    16,251
  FedEx                                          167                    15,084
  First Solar*                                   106                    16,386
  Rockwell Automation                            242                    19,604
  Rockwell Collins                               224                    14,367
  Tyco International                             340                    15,242
  United Parcel Service, Cl B                    210                    15,040
  WW Grainger                                    121                    15,908
                                                                   -----------
                                                                       183,222
                                                                   -----------
INFORMATION TECHNOLOGY -- 19.6%
  Adobe Systems*                                 394                    13,022
  Applied Materials                              982                    15,408
  Autodesk*                                      458                    18,631
  Cisco Systems*                                 570                    12,056
  Dell*                                          919                    12,094
  EMC*                                           674                    16,776
  Google, Cl A*                                   26                    15,609
  Hewlett-Packard                                281                    12,839
  Intel                                          606                    13,005
  International Business Machines                101                    16,362
  Microsoft                                      495                    13,724


    The accompanying notes are an integral part of the financial statements.

                                       1

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                                 [LOGO OMITTED]
                                  FAITHSHARES

                 SCHEDULE OF INVESTMENTS o BAPTIST VALUES FUND
================================================================================



--------------------------------------------------------------------------------
                                             SHARES/FACE
DESCRIPTION                                    AMOUNT              MARKET VALUE
--------------------------------------------------------------------------------

  Motorola Mobility Holdings*                    220               $     6,131
  Motorola Solutions*                            252                     9,770
  Oracle                                         566                    18,129
  Paychex                                        455                    14,560
  Salesforce.com*                                134                    17,305
  Seagate Technology*                            840                    11,760
  Symantec*                                      868                    15,285
  Texas Instruments                              497                    16,853
  Xerox                                        1,379                    14,645
                                                                   -----------
                                                                       283,964
                                                                   -----------
MATERIALS -- 3.2%
  Air Products & Chemicals                       185                    16,141
  Lubrizol                                       144                    15,474
  Praxair                                        162                    15,073
                                                                   -----------
                                                                        46,688
                                                                   -----------
TELECOMMUNICATION SERVICES -- 2.9%
  American Tower, Cl A*                          290                    14,749
  Crown Castle International*                    332                    14,001
  NII Holdings*                                  338                    14,189
                                                                   -----------
                                                                        42,939
                                                                   -----------
UTILITIES -- 2.9%
  Exelon                                         319                    13,560
  PG&E                                           302                    13,977
  Xcel Energy                                    595                    14,024
                                                                   -----------
                                                                        41,561
                                                                   -----------
Total Common Stock (Cost $1,263,542)                                 1,445,689
                                                                   -----------
TIME DEPOSIT -- 0.4%
  Brown Brothers Harriman Sweep
       0.031%, 02/01/11                    $   5,494                     5,494
                                                                   -----------
Total Time Deposit
    (Cost $5,494)                                                        5,494
                                                                   -----------
Total Investments -- 100.0%
  (Cost $1,269,036)                                                $ 1,451,183
                                                                   ===========


PERCENTAGES ARE BASED ON NET ASSETS OF $1,451,211.
* NON-INCOME PRODUCING SECURITY.
CL -- CLASS
++ REAL ESTATE INVESTMENT TRUST.

The following is a summary of the inputs used as of January 31, 2011 in valuing the Fund's investments carried at value:


Investments in Securities       LEVEL 1     LEVEL 2     LEVEL 3        TOTAL
                             -----------    -------     -------     -----------
  Common Stock               $ 1,445,689    $    --     $    --     $ 1,445,689
  Time Deposit                        --      5,494          --           5,494
                             -----------    -------     -------     -----------
Total Investments in
  Securities                 $ 1,445,689    $ 5,494     $    --     $ 1,451,183
                             ===========    =======     =======     ===========


There have been no significant transfers between Level 1 and Level 2.


    The accompanying notes are an integral part of the financial statements.

                                 [LOGO OMITTED]
                                  FAITHSHARES

                 SCHEDULE OF INVESTMENTS o CATHOLIC VALUES FUND
================================================================================


JANUARY 31, 2011 (UNAUDITED)

SECTOR WEIGHTINGS +

[BAR GRAPH OMITTED]

19.0% Information Technology
15.7% Financials
12.4%  Industrials
11.5% Health Care
11.1% Energy
10.8% Consumer Discretionary
9.9% Consumer Staples
3.4% Materials
2.8% Utilities
2.8% Telecommunication Services
0.6% Time Deposit

+ Percentages based on total investments.

--------------------------------------------------------------------------------
DESCRIPTION                                    SHARES             MARKET VALUE
--------------------------------------------------------------------------------

COMMON STOCK -- 99.4%

CONSUMER DISCRETIONARY -- 10.8%
  Gap                                          1,245               $    23,991
  JC Penney                                      994                    31,878
  Johnson Controls                               914                    35,088
  Kohl's*                                        484                    24,577
  Limited Brands                               1,055                    30,848
  McDonald's                                     362                    26,669
  NIKE, Cl B                                     354                    29,198
  Staples                                      1,205                    26,884
  Starbucks                                      944                    29,764
  Starwood Hotels & Resorts
         Worldwide                               543                    32,021
  Tiffany                                        603                    35,052
                                                                   -----------
                                                                       325,970
                                                                   -----------
CONSUMER STAPLES -- 9.9%
  Avon Products                                  915                    25,904
  Campbell Soup                                  705                    24,069
  Clorox                                         405                    25,471
  Colgate-Palmolive                              327                    25,104
  Estee Lauder, Cl A                             442                    35,581
  General Mills                                  679                    23,615
  HJ Heinz                                       578                    27,455
  Kimberly-Clark                                 418                    27,057
  Procter & Gamble                               418                    26,388
  Sysco                                          894                    26,051
  Whole Foods Market                             652                    33,715
                                                                   -----------
                                                                       300,410
                                                                   -----------
ENERGY -- 11.1%
  Cimarex Energy                                 333                    34,675
  Denbury Resources*                           1,539                    31,319
  Devon Energy                                   380                    33,702
  EOG Resources                                  240                    25,533
  Marathon Oil                                   791                    36,149
  Newfield Exploration*                          469                    34,317
  Noble                                          851                    32,551
  Range Resources                                533                    26,581
  Southwestern Energy*                           593                    23,423
  Spectra Energy                               1,268                    33,260


--------------------------------------------------------------------------------
DESCRIPTION                                    SHARES             MARKET VALUE
--------------------------------------------------------------------------------

  Ultra Petroleum*                               523               $    24,963
                                                                   -----------
                                                                       336,473
                                                                   -----------
FINANCIALS -- 15.7%
  Aflac                                          604                    34,778
  American Express                               628                    27,243
  Bank of New York Mellon                      1,004                    31,355
  Charles Schwab                               1,715                    30,956
  CME Group, Cl A                                 85                    26,228
  Comerica                                       688                    26,282
  Fifth Third Bancorp                          1,940                    28,848
  KeyCorp                                      3,179                    28,293
  Lincoln National                               953                    27,485
  M&T Bank                                       296                    25,595
  New York Community Bancorp                   1,631                    29,880
  Northern Trust                                 519                    26,977
  T Rowe Price Group                             534                    35,201
  US Bancorp                                   1,182                    31,914
  Vornado Realty Trust+                          331                    29,158
  XL Group, Cl A                               1,469                    33,669
                                                                   -----------
                                                                       473,862
                                                                   -----------
HEALTH CARE -- 11.5%
  Abbott Laboratories                            543                    24,522
  Aetna                                          862                    28,394
  Allergan                                       430                    30,362
  CIGNA                                          748                    31,431
  Genzyme*                                       514                    37,702
  Gilead Sciences*                               734                    28,171
  Hospira*                                       470                    25,958
  McKesson                                       372                    27,963
  Medtronic                                      678                    25,981
  Quest Diagnostics                              495                    28,190
  Waters*                                        368                    28,112
  WellPoint*                                     480                    29,818
                                                                   -----------
                                                                       346,604
                                                                   -----------
INDUSTRIALS -- 12.4%
  Cooper Industries                              548                    33,570
  CSX                                            480                    33,888
  Cummins                                        358                    37,905
  Deere                                          445                    40,450
  Emerson Electric                               559                    32,914
  First Solar*                                   214                    33,080
  Ingersoll-Rand                                 673                    31,766
  Norfolk Southern                               450                    27,536
  Rockwell Automation                            491                    39,776
  Tyco International                             689                    30,888
  WW Grainger                                    245                    32,210
                                                                   -----------
                                                                       373,983
                                                                   -----------
INFORMATION TECHNOLOGY -- 19.0%
  Adobe Systems*                                 798                    26,374
  Agilent Technologies*                          814                    34,050
  Applied Materials                            1,930                    30,282
  Autodesk*                                      927                    37,710
  Cisco Systems*                               1,120                    23,688
  Dell*                                        1,860                    24,477
  EMC*                                         1,365                    33,975


    The accompanying notes are an integral part of the financial statements.

                                 [LOGO OMITTED]
                                  FAITHSHARES

                 SCHEDULE OF INVESTMENTS o CATHOLIC VALUES FUND
================================================================================

--------------------------------------------------------------------------------
                                             SHARES/FACE
DESCRIPTION                                    AMOUNT              MARKET VALUE
--------------------------------------------------------------------------------

  Google, Cl A*                                   53               $    31,819
  Hewlett-Packard                                552                    25,221
  Intel                                        1,227                    26,331
  International Business Machines                200                    32,400
  Microsoft                                    1,002                    27,781
  Motorola Mobility Holdings*                    459                    12,792
  Motorola Solutions*                            524                    20,316
  Oracle                                       1,145                    36,674
  Salesforce.com*                                272                    35,126
  Seagate Technology*                          1,701                    23,814
  Texas Instruments                            1,035                    35,097
  Xerox                                        2,792                    29,651
  Yahoo!*                                      1,693                    27,291
                                                                   -----------
                                                                       574,869
                                                                   -----------
MATERIALS -- 3.4%
  Air Products & Chemicals                       374                    32,631
  Alcoa                                        2,363                    39,155
  Lubrizol                                       291                    31,271
                                                                   -----------
                                                                       103,057
                                                                   -----------
TELECOMMUNICATION SERVICES -- 2.8%
  American Tower, Cl A*                          587                    29,855
  Crown Castle International*                    672                    28,338
  Sprint Nextel*                               5,693                    25,732
                                                                   -----------
                                                                        83,925
                                                                   -----------
UTILITIES -- 2.8%
  PG&E                                           611                    28,277
  Public Service Enterprise Group                785                    25,458
  Wisconsin Energy                               526                    31,712
                                                                   -----------
                                                                        85,447
                                                                   -----------
Total Common Stock (Cost $2,632,637)                                 3,004,600
                                                                   -----------
TIME DEPOSIT -- 0.6%
  Brown Brothers Harriman Sweep
       0.031%, 02/01/11                     $ 18,725                    18,725
                                                                   -----------
Total Time Deposit
    (Cost $18,725)                                                      18,725
                                                                   -----------
Total Investments -- 100.0%
  (Cost $2,651,362)                                                $ 3,023,325
                                                                   ===========

PERCENTAGES ARE BASED ON NET ASSETS OF $3,023,485.
* NON-INCOME PRODUCING SECURITY.
CL -- CLASS
++ REAL ESTATE INVESTMENT TRUST.

The following is a summary of the inputs used as of January 31, 2011 in valuing the Fund's investments carried at value:

Investments in Securities      LEVEL 1      LEVEL 2    LEVEL 3         TOTAL
                             -----------    --- ---   ---------     -----------
  Common Stock               $ 3,004,600   $     --   $      --     $ 3,004,600
  Time Deposit                        --     18,725          --          18,725
                             -----------   --------   ---------     -----------
Total Investments in
  Securities                 $ 3,004,600   $ 18,725   $      --     $ 3,023,325
                             ===========   ========   =========     ===========

There have been no significant transfers between Level 1 and Level 2.


    The accompanying notes are an integral part of the financial statements.

                                 [LOGO OMITTED]
                                  FAITHSHARES

                SCHEDULE OF INVESTMENTS o CHRISTIAN VALUES FUND
================================================================================


JANUARY 31, 2011 (UNAUDITED)

SECTOR WEIGHTINGS +

[BAR GRAPH OMITTED]

19.0% Information Technology
15.6% Financials
12.6% Industrials
12.0% Health Care
11.2% Energy
10.5% Consumer Discretionary
10.1% Consumer Staples
3.1% Materials
2.9% Utilities
2.9% Telecommunication Services
0.1% Time Deposit

+ Percentages based on total investments.

--------------------------------------------------------------------------------
DESCRIPTION                                    SHARES             MARKET VALUE
--------------------------------------------------------------------------------

COMMON STOCK -- 99.9%

CONSUMER DISCRETIONARY -- 10.5%
  Gap                                          1,235               $    23,799
  Johnson Controls                               915                    35,127
  Kohl's*                                        492                    24,984
  Limited Brands                               1,051                    30,731
  McDonald's                                     371                    27,332
  NIKE, Cl B                                     357                    29,445
  Nordstrom                                      669                    27,549
  Staples                                      1,193                    26,616
  Starbucks                                      946                    29,827
  Tiffany                                        601                    34,936
  TJX                                            574                    27,202
                                                                   -----------
                                                                       317,548
                                                                   -----------
CONSUMER STAPLES -- 10.1%
  Avon Products                                  923                    26,130
  Campbell Soup                                  711                    24,274
  Clorox                                         406                    25,533
  Coca-Cola Enterprises                          978                    24,606
  Colgate-Palmolive                              328                    25,181
  Estee Lauder, Cl A                             444                    35,742
  General Mills                                  686                    23,859
  HJ Heinz                                       577                    27,407
  Procter & Gamble                               427                    26,956
  Sara Lee                                     1,783                    30,258
  Whole Foods Market                             656                    33,922
                                                                   -----------
                                                                       303,868
                                                                   -----------
ENERGY -- 11.2%
  Cimarex Energy                                 333                    34,675
  Denbury Resources*                           1,535                    31,237
  Devon Energy                                   381                    33,791
  EOG Resources                                  240                    25,534
  Marathon Oil                                   795                    36,331
  Newfield Exploration*                          469                    34,317
  Noble                                          850                    32,513
  Range Resources                                528                    26,331
  Southwestern Energy*                           594                    23,463
  Spectra Energy                               1,260                    33,050
  Ultra Petroleum*                               527                    25,154
                                                                   -----------
                                                                       336,396
                                                                   -----------


--------------------------------------------------------------------------------
DESCRIPTION                                    SHARES             MARKET VALUE
--------------------------------------------------------------------------------

FINANCIALS -- 15.6%
  Aflac                                          603               $    34,721
  American Express                               627                    27,199
  Bank of New York Mellon                      1,005                    31,386
  Charles Schwab                               1,699                    30,667
  CME Group, Cl A                                 85                    26,227
  Comerica                                       689                    26,320
  Fifth Third Bancorp                          1,915                    28,476
  IntercontinentalExchange*                      212                    25,544
  KeyCorp                                      3,173                    28,240
  Lincoln National                               956                    27,571
  M&T Bank                                       309                    26,719
  Northern Trust                                 518                    26,926
  State Street                                   699                    32,657
  T Rowe Price Group                             535                    35,267
  US Bancorp                                   1,168                    31,536
  Vornado Realty Trust+                          332                    29,246
                                                                   -----------
                                                                       468,702
                                                                   -----------
HEALTH CARE -- 12.0%
  Aetna                                          863                    28,427
  Allergan                                       431                    30,433
  Biogen Idec*                                   544                    35,616
  Genzyme*                                       514                    37,702
  Gilead Sciences*                               738                    28,324
  Hospira*                                       473                    26,124
  McKesson                                       374                    28,114
  Medtronic                                      678                    25,981
  Quest Diagnostics                              494                    28,133
  Varian Medical Systems*                        504                    34,055
  Waters*                                        371                    28,341
  WellPoint*                                     482                    29,942
                                                                   -----------
                                                                       361,192
                                                                   -----------
INDUSTRIALS -- 12.6%
  Cooper Industries                              549                    33,632
  Cummins                                        327                    34,623
  Deere                                          446                    40,541
  Eaton                                          358                    38,650
  Emerson Electric                               560                    32,973
  First Solar*                                   218                    33,698
  ITT                                            549                    32,347
  Rockwell Automation                            490                    39,695
  Rockwell Collins                               452                    28,991
  Tyco International                             694                    31,112
  United Technologies                            389                    31,626
                                                                   -----------
                                                                       377,888
                                                                   -----------
INFORMATION TECHNOLOGY -- 19.0%
  Adobe Systems*                                 808                    26,704
  Analog Devices                                 865                    33,588
  Applied Materials                            1,962                    30,784
  Autodesk*                                      854                    34,741
  Cisco Systems*                               1,133                    23,963
  Dell*                                        1,879                    24,728
  EMC*                                         1,374                    34,199
  Google, Cl A*                                   53                    31,819
  Hewlett-Packard                                554                    25,312
  Intel                                        1,231                    26,417


    The accompanying notes are an integral part of the financial statements.

                                 [LOGO OMITTED]
                                  FAITHSHARES

                SCHEDULE OF INVESTMENTS o CHRISTIAN VALUES FUND
================================================================================

--------------------------------------------------------------------------------
                                             SHARES/FACE
DESCRIPTION                                    AMOUNT              MARKET VALUE
--------------------------------------------------------------------------------

  International Business Machines                202               $    32,724
  Microsoft                                    1,005                    27,864
  Motorola Mobility Holdings*                    451                    12,569
  Motorola Solutions*                            516                    20,005
  Oracle                                       1,145                    36,674
  Paychex                                        921                    29,472
  Seagate Technology*                          1,709                    23,926
  Symantec*                                    1,760                    30,994
  Texas Instruments                            1,040                    35,266
  Xerox                                        2,803                    29,768
                                                                   -----------
                                                                       571,517
                                                                   -----------
MATERIALS -- 3.1%
  Air Products & Chemicals                       375                    32,719
  Lubrizol                                       291                    31,271
  Praxair                                        329                    30,610
                                                                   -----------
                                                                        94,600
                                                                   -----------
TELECOMMUNICATION SERVICES -- 2.9%
  American Tower, Cl A*                          591                    30,058
  Crown Castle International*                    670                    28,254
  NII Holdings*                                  679                    28,504
                                                                   -----------
                                                                        86,816
                                                                   -----------
UTILITIES -- 2.9%
  PG&E                                           616                    28,508
  Wisconsin Energy                               523                    31,532
  Xcel Energy                                  1,215                    28,638
                                                                   -----------
                                                                        88,678
                                                                   -----------
Total Common Stock (Cost $2,563,360)                                 3,007,205
                                                                   -----------
TIME DEPOSIT -- 0.1%
  Brown Brothers Harriman Sweep
       0.031%, 02/01/11                   $    2,728                     2,728
                                                                   -----------
Total Time Deposit
    (Cost $2,728)                                                        2,728
                                                                   -----------
Total Investments -- 100.0%
  (Cost $2,566,088)                                                $ 3,009,933
                                                                   ===========

PERCENTAGES ARE BASED ON NET ASSETS OF $3,009,464.
* NON-INCOME PRODUCING SECURITY.
CL -- CLASS
++ REAL ESTATE INVESTMENT TRUST.

The following is a summary of the inputs used as of January 31, 2011 in valuing the Fund's investments carried at value:


Investments in Securities       LEVEL 1     LEVEL 2     LEVEL 3         TOTAL
                             -----------    -------     -------     -----------
  Common Stock               $ 3,007,205    $    --     $    --     $ 3,007,205
  Time Deposit                        --      2,728          --           2,728
                             -----------    -------     -------     -----------
Total Investments in
  Securities                 $ 3,007,205    $ 2,728     $    --     $ 3,009,933
                             ===========    =======     =======     ===========

There have been no significant transfers between Level 1 and Level 2.


    The accompanying notes are an integral part of the financial statements.

                                 [LOGO OMITTED]
                                  FAITHSHARES

                 SCHEDULE OF INVESTMENTS o LUTHERAN VALUES FUND
================================================================================


JANUARY 31, 2011 (UNAUDITED)

SECTOR WEIGHTINGS +

[BAR GRAPH OMITTED]

19.5% Information Technology
15.6% Financials
12.5% Industrials
11.4% Energy
10.9% Consumer Discretionary
10.7% Health Care
10.1% Consumer Staples
3.5% Materials
2.8% Telecommunication Services
2.7% Utilities
0.3% Time Deposit

+ Percentages based on total investments.

--------------------------------------------------------------------------------
DESCRIPTION                                    SHARES             MARKET VALUE
--------------------------------------------------------------------------------

COMMON STOCK -- 99.7%

CONSUMER DISCRETIONARY -- 10.9%
  Gap                                            604               $    11,639
  JC Penney                                      482                    15,458
  Johnson Controls                               443                    17,007
  Kohl's*                                        245                    12,441
  Limited Brands                                 512                    14,971
  McDonald's                                     184                    13,555
  NIKE, Cl B                                     172                    14,186
  Staples                                        584                    13,029
  Starbucks                                      458                    14,441
  Tiffany                                        293                    17,032
  TJX                                            279                    13,222
                                                                   -----------
                                                                       156,981
                                                                   -----------
CONSUMER STAPLES -- 10.1%
  Avon Products                                  444                    12,570
  Campbell Soup                                  342                    11,676
  Clorox                                         191                    12,012
  Colgate-Palmolive                              152                    11,669
  Estee Lauder, Cl A                             215                    17,307
  General Mills                                  329                    11,443
  HJ Heinz                                       275                    13,062
  Procter & Gamble                               212                    13,384
  Sara Lee                                       857                    14,543
  Sysco                                          413                    12,035
  Whole Foods Market                             316                    16,340
                                                                   -----------
                                                                       146,041
                                                                   -----------
ENERGY -- 11.4%
  Chesapeake Energy                              512                    15,119
  Cimarex Energy                                 162                    16,869
  Denbury Resources*                             747                    15,202
  Devon Energy                                   180                    15,964
  Marathon Oil                                   384                    17,549
  Newfield Exploration*                          228                    16,683
  Noble                                          413                    15,797
  Range Resources                                259                    12,916
  Southwestern Energy*                           288                    11,376
  Spectra Energy                                 596                    15,633
  Ultra Petroleum*                               246                    11,742
                                                                   -----------
                                                                       164,850
                                                                   -----------

--------------------------------------------------------------------------------
DESCRIPTION                                    SHARES             MARKET VALUE
--------------------------------------------------------------------------------

FINANCIALS -- 15.6%
  Aflac                                          293               $    16,871
  American Express                               305                    13,231
  Bank of New York Mellon                        487                    15,209
  CME Group, Cl A                                 41                    12,651
  Comerica                                       334                    12,759
  Fifth Third Bancorp                            941                    13,993
  IntercontinentalExchange*                      105                    12,651
  KeyCorp                                      1,542                    13,724
  Lincoln National                               462                    13,324
  M&T Bank                                       143                    12,365
  New York Community Bancorp                     791                    14,491
  Northern Trust                                 252                    13,099
  State Street                                   341                    15,931
  T Rowe Price Group                             254                    16,744
  US Bancorp                                     556                    15,012
  Vornado Realty Trust+                          161                    14,183
                                                                   -----------
                                                                       226,238
                                                                   -----------
HEALTH CARE -- 10.7%
  Aetna                                          418                    13,769
  Allergan                                       209                    14,758
  Baxter International                           301                    14,596
  Becton Dickinson                               178                    14,765
  Genzyme*                                       249                    18,264
  Gilead Sciences*                               356                    13,663
  Hospira*                                       228                    12,592
  Johnson & Johnson                              217                    12,970
  Life Technologies*                             250                    13,573
  Medtronic                                      316                    12,109
  Waters*                                        178                    13,597
                                                                   -----------
                                                                       154,656
                                                                   -----------
INDUSTRIALS -- 12.5%
  Cooper Industries                              266                    16,295
  CSX                                            233                    16,450
  Cummins                                        174                    18,423
  Deere                                          216                    19,634
  Emerson Electric                               271                    15,957
  FedEx                                          164                    14,812
  First Solar*                                   104                    16,076
  Rockwell Automation                            238                    19,280
  Rockwell Collins                               220                    14,111
  United Parcel Service, Cl B                    206                    14,754
  WW Grainger                                    119                    15,645
                                                                   -----------
                                                                       181,437
                                                                   -----------
INFORMATION TECHNOLOGY -- 19.5%
  Adobe Systems*                                 387                    12,790
  Agilent Technologies*                          395                    16,523
  Applied Materials                              979                    15,360
  Autodesk*                                      450                    18,306
  Cisco Systems*                                 568                    12,013
  Dell*                                          903                    11,883
  EMC*                                           662                    16,477
  Google, Cl A*                                   25                    15,009
  Hewlett-Packard                                266                    12,154
  Intel                                          595                    12,769
  International Business Machines                101                    16,362


    The accompanying notes are an integral part of the financial statements.

                                 [LOGO OMITTED]
                                  FAITHSHARES

                 SCHEDULE OF INVESTMENTS o LUTHERAN VALUES FUND
================================================================================

--------------------------------------------------------------------------------
                                             SHARES/FACE
DESCRIPTION                                    AMOUNT              MARKET VALUE
--------------------------------------------------------------------------------

  Microsoft                                      486               $    13,474
  Motorola Mobility Holdings*                    220                     6,132
  Motorola Solutions*                            251                     9,731
  Oracle                                         556                    17,809
  Salesforce.com*                                132                    17,047
  Seagate Technology*                            825                    11,550
  Symantec*                                      852                    15,004
  Texas Instruments                              496                    16,819
  Xerox                                        1,355                    14,390
                                                                   -----------
                                                                       281,602
                                                                   -----------
MATERIALS -- 3.5%
  Air Products & Chemicals                       181                    15,792
  Alcoa                                        1,146                    18,989
  Lubrizol                                       141                    15,152
                                                                   -----------
                                                                        49,933
                                                                   -----------
TELECOMMUNICATION SERVICES -- 2.8%
  American Tower, Cl A*                          285                    14,495
  Crown Castle International*                    326                    13,748
  Sprint Nextel*                               2,762                    12,484
                                                                   -----------
                                                                        40,727
                                                                   -----------
UTILITIES -- 2.7%
  PG&E                                           285                    13,190
  Public Service Enterprise Group                381                    12,356
  Xcel Energy                                    593                    13,977
                                                                   -----------
                                                                        39,523
                                                                   -----------
Total Common Stock (Cost $1,264,563)                                 1,441,988
                                                                   -----------
TIME DEPOSIT -- 0.3%
  Brown Brothers Harriman Sweep
       0.031%, 02/01/11                  $     4,914                     4,914
                                                                   -----------
Total Time Deposit
    (Cost $4,914)                                                        4,914
                                                                   -----------
Total Investments -- 100.0%
  (Cost $1,269,477)                                                $ 1,446,902
                                                                   ===========

PERCENTAGES ARE BASED ON NET ASSETS OF $1,446,803.
* NON-INCOME PRODUCING SECURITY.
CL -- CLASS
++ REAL ESTATE INVESTMENT TRUST.

The following is a summary of the inputs used as of January 31, 2011 in valuing the Fund's investments carried at value:

Investments in Securities      LEVEL 1      LEVEL 2     LEVEL 3         TOTAL
                             -----------    -------     -------     -----------
  Common Stock               $ 1,441,988    $    --     $    --     $ 1,441,988
  Time Deposit                        --      4,914          --           4,914
                             -----------    -------     -------     -----------
Total Investments in
  Securities                 $ 1,441,988    $ 4,914     $    --     $ 1,446,902
                             ===========    =======     =======     ===========

There have been no significant transfers between Level 1 and Level 2.


    The accompanying notes are an integral part of the financial statements.

                                 [LOGO OMITTED]
                                  FAITHSHARES

                SCHEDULE OF INVESTMENTS o METHODIST VALUES FUND
================================================================================

JANUARY 31, 2011 (UNAUDITED)

SECTOR WEIGHTINGS +


[BAR GRAPH OMITTED]

18.9% Information Technology
15.9% Financials
12.8% Industrials
10.8% Consumer Discretionary
10.5% Energy
10.5% Health Care
9.9% Consumer Staples
3.5% Materials
2.9% Telecommunication Services
2.8 Utilities
1.5% Time Deposit

+ Percentages based on total investments.

--------------------------------------------------------------------------------
DESCRIPTION                                    SHARES             MARKET VALUE
--------------------------------------------------------------------------------

COMMON STOCK -- 98.5%

CONSUMER DISCRETIONARY -- 10.8%
  Gap                                            638               $    12,294
  Johnson Controls                               460                    17,659
  Kohl's*                                        236                    11,984
  Limited Brands                                 537                    15,702
  McDonald's                                     175                    12,892
  NIKE, Cl B                                     177                    14,599
  Staples                                        619                    13,810
  Starbucks                                      475                    14,977
  Starwood Hotels & Resorts
         Worldwide                               278                    16,394
  Tiffany                                        307                    17,846
  TJX                                            291                    13,791
                                                                   -----------
                                                                       161,948
                                                                   -----------
CONSUMER STAPLES -- 9.9%
  Avon Products                                  455                    12,881
  Campbell Soup                                  383                    13,076
  Clorox                                         203                    12,767
  Colgate-Palmolive                              164                    12,590
  Estee Lauder, Cl A                             221                    17,791
  General Mills                                  336                    11,686
  HJ Heinz                                       293                    13,917
  Kellogg                                        225                    11,318
  Procter & Gamble                               203                    12,815
  Sysco                                          468                    13,638
  Whole Foods Market                             326                    16,857
                                                                   -----------
                                                                       149,336
                                                                   -----------
ENERGY -- 10.5%
  Cimarex Energy                                 169                    17,598
  Denbury Resources*                             781                    15,893
  Devon Energy                                   191                    16,940
  Marathon Oil                                   395                    18,052
  Newfield Exploration*                          238                    17,414
  Noble                                          430                    16,447
  Range Resources                                274                    13,664
  Southwestern Energy*                           299                    11,811
  Spectra Energy                                 649                    17,023
  Ultra Petroleum*                               260                    12,410
                                                                   -----------
                                                                       157,252
                                                                   -----------

--------------------------------------------------------------------------------
DESCRIPTION                                    SHARES             MARKET VALUE
--------------------------------------------------------------------------------

FINANCIALS -- 15.9%
  Aflac                                          305               $    17,562
  American Express                               318                    13,795
  Bank of New York Mellon                        506                    15,802
  BlackRock, Cl A                                 85                    16,832
  Charles Schwab                                 881                    15,902
  CME Group, Cl A                                 43                    13,268
  Comerica                                       347                    13,255
  IntercontinentalExchange*                      112                    13,495
  KeyCorp                                      1,610                    14,329
  Lincoln National                               478                    13,785
  M&T Bank                                       135                    11,674
  Northern Trust                                 263                    13,671
  State Street                                   358                    16,726
  T Rowe Price Group                             269                    17,732
  US Bancorp                                     609                    16,443
  Vornado Realty Trust+                          166                    14,623
                                                                   -----------
                                                                       238,894
                                                                   -----------
HEALTH CARE -- 10.5%
  Aetna                                          414                    13,637
  Allergan                                       216                    15,252
  Baxter International                           311                    15,080
  Becton Dickinson                               185                    15,346
  Bristol-Myers Squibb                           513                    12,917
  Genzyme*                                       258                    18,924
  Gilead Sciences*                               368                    14,124
  Hospira*                                       235                    12,979
  Johnson & Johnson                              225                    13,448
  Medtronic                                      342                    13,106
  Waters*                                        182                    13,903
                                                                   -----------
                                                                       158,716
                                                                   -----------
INDUSTRIALS -- 12.8%
  CH Robinson Worldwide                          224                    17,268
  Cooper Industries                              275                    16,847
  Cummins                                        181                    19,164
  Deere                                          223                    20,271
  Eaton                                          178                    19,217
  Emerson Electric                               281                    16,545
  First Solar*                                   103                    15,922
  Rockwell Automation                            248                    20,090
  Tyco International                             343                    15,376
  United Parcel Service, Cl B                    214                    15,327
  WW Grainger                                    123                    16,171
                                                                   -----------
                                                                       192,198
                                                                   -----------
INFORMATION TECHNOLOGY -- 18.9%
  Adobe Systems*                                 392                    12,956
  Agilent Technologies*                          411                    17,192
  Applied Materials                              942                    14,780
  Autodesk*                                      465                    18,916
  Cisco Systems*                                 553                    11,696
  Dell*                                          919                    12,094
  EMC*                                           680                    16,925
  Google, Cl A*                                   27                    16,210
  Hewlett-Packard                                277                    12,656
  Intel                                          615                    13,198
  International Business Machines                 99                    16,038


    The accompanying notes are an integral part of the financial statements.

                                 [LOGO OMITTED]
                                  FAITHSHARES

                SCHEDULE OF INVESTMENTS o METHODIST VALUES FUND
================================================================================

--------------------------------------------------------------------------------
                                             SHARES/FACE
DESCRIPTION                                    AMOUNT              MARKET VALUE
--------------------------------------------------------------------------------

  Microsoft                                      502               $    13,918
  Motorola Mobility Holdings*                    228                     6,355
  Motorola Solutions*                            260                    10,080
  Oracle                                         578                    18,513
  Paychex                                        466                    14,912
  Seagate Technology*                            851                    11,914
  Texas Instruments                              517                    17,531
  Xerox                                        1,398                    14,847
  Yahoo!*                                        844                    13,605
                                                                   -----------
                                                                       284,336
                                                                   -----------
MATERIALS -- 3.5%
  Air Products & Chemicals                       187                    16,316
  Alcoa                                        1,209                    20,033
  Lubrizol                                       146                    15,689
                                                                   -----------
                                                                        52,038
                                                                   -----------
TELECOMMUNICATION SERVICES -- 2.9%
  American Tower, Cl A*                          293                    14,902
  Crown Castle International*                    340                    14,338
  NII Holdings*                                  350                    14,693
                                                                   -----------
                                                                        43,933
                                                                   -----------
UTILITIES -- 2.8%
  Exelon                                         327                    13,901
  PG&E                                           303                    14,023
  Xcel Energy                                    610                    14,377
                                                                   -----------
                                                                        42,301
                                                                   -----------
Total Common Stock (Cost $1,347,902)                                 1,480,952
                                                                   -----------
TIME DEPOSIT -- 1.5%
  Brown Brothers Harriman Sweep
       0.031%, 02/01/11                     $ 21,990                    21,990
                                                                   -----------
Total Time Deposit
    (Cost $21,990)                                                      21,990
                                                                   -----------
Total Investments -- 100.0%
  (Cost $1,369,892)                                                $ 1,502,942
                                                                   ===========

PERCENTAGES ARE BASED ON NET ASSETS OF $1,502,521.
* NON-INCOME PRODUCING SECURITY.
CL -- CLASS
++ REAL ESTATE INVESTMENT TRUST.

The following is a summary of the inputs used as of January 31, 2011 in valuing the Fund's investments carried at value:

Investments in Securities      LEVEL 1      LEVEL 2     LEVEL 3        TOTAL
                             -----------   --------     -------     -----------
  Common Stock               $ 1,480,952   $     --     $    --     $ 1,480,952
  Time Deposit                        --     21,990          --          21,990
                             -----------   --------     -------     -----------
Total Investments in
  Securities                 $ 1,480,952   $ 21,990     $    --     $ 1,502,942
                             ===========   ========     =======     ===========

There have been no significant transfers between Level 1 and Level 2.


    The accompanying notes are an integral part of the financial statements.

                                                   [LOGO OMITTED]
                                                    FAITHSHARES

                                          STATEMENTS OF ASSETS AND LIABILITIES
                                               JANUARY 31, 2011 (UNAUDITED)
=====================================================================================================================

                                              FAITHSHARES    FAITHSHARES    FAITHSHARES     FAITHSHARES   FAITHSHARES
                                                 BAPTIST      CATHOLIC       CHRISTIAN       LUTHERAN      METHODIST
                                                 VALUES        VALUES         VALUES          VALUES         VALUES
                                                  FUND          FUND           FUND             FUND          FUND
                                              -----------    -----------    -----------     -----------   -----------
Assets:
 Cost of Investments                          $ 1,269,036    $ 2,651,362    $ 2,566,088     $ 1,269,477   $ 1,369,892
                                              -----------    -----------    -----------     -----------   -----------
 Investments at Value                         $ 1,451,183    $ 3,023,325    $ 3,009,933     $ 1,446,902   $ 1,502,942
 Dividend and Interest Receivable                   1,097          2,381          2,239             966         1,827
                                              -----------    -----------    -----------     -----------   -----------
 Total Assets                                   1,452,280      3,025,706      3,012,172       1,447,868     1,504,769
                                              -----------    -----------    -----------     -----------   -----------
Liabilities:
 Payable due to Investment Adviser                  1,069          2,221          2,708           1,065         2,248
                                              -----------    -----------    -----------     -----------   -----------
 Total Liabilities                                  1,069          2,221          2,708           1,065         2,248
                                              -----------    -----------    -----------     -----------   -----------
 Net Assets                                   $ 1,451,211    $ 3,023,485    $ 3,009,464     $ 1,446,803   $ 1,502,521
                                              ===========    ===========    ===========     ===========   ===========
Net Assets Consist of:
 Paid-in Capital                              $ 1,268,956    $ 2,652,493    $ 2,565,093     $ 1,269,402   $ 1,140,137
 Undistributed (Distributions in Excess
  of) Net Investment Income                            53            304            (57)            (78)           49
 Accumulated Net Realized Gain (Loss) on
  Investments                                          55         (1,275)           583              54       229,285
 Net Unrealized Appreciation on
  Investments                                     182,147        371,963        443,845         177,425       133,050
                                              -----------    -----------    -----------     -----------   -----------
 Net Assets                                   $ 1,451,211    $ 3,023,485    $ 3,009,464     $ 1,446,803   $ 1,502,521
                                              ===========    ===========    ===========     ===========   ===========
 Outstanding Shares of Beneficial Interest
  (unlimited authorization -- no par value)        50,000        100,000        100,000          50,000        50,000
 Net Asset Value, Offering and Redemption
  Price Per Share                                  $29.02         $30.23         $30.09          $28.94        $30.05
                                              ===========    ===========    ===========     ===========   ===========




















    The accompanying notes are an integral part of the financial statements.

                                                 [LOGO OMITTED]
                                                  FAITHSHARES

                                            STATEMENTS OF OPERATIONS
                                FOR THE PERIOD ENDED JANUARY 31, 2011 (UNAUDITED)
=======================================================================================================================

                                                FAITHSHARES    FAITHSHARES    FAITHSHARES    FAITHSHARES   FAITHSHARES
                                                  BAPTIST        CATHOLIC      CHRISTIAN       LUTHERAN     METHODIST
                                                  VALUES          VALUES         VALUES         VALUES        VALUES
                                                   FUND            FUND           FUND           FUND          FUND
                                                ----------     ----------     -----------     ----------    ----------
Investment Income:
  Dividend Income                               $  12,079      $  24,179      $  28,365       $  11,725     $  24,655
  Interest Income                                       6              7              8               5            14
                                                ---------       --------      ---------       ---------      --------
      Total Investment Income                      12,085         24,186         28,373          11,730        24,669
                                                ---------       --------      ---------       ---------      --------
  Investment Advisory Fees                          6,048         12,299         12,338           5,959        11,879
                                                ---------       --------      ---------       ---------      --------
      Total Expenses                                6,048         12,299         12,338           5,959        11,879
                                                ---------       --------      ---------       ---------      --------
  Net Investment Income                             6,037         11,887         16,035           5,771        12,790
                                                ---------       --------      ---------       ---------      --------
  Net Realized Gain on:
      Investments                                   3,789            105          2,930              54       230,880
                                                ---------       --------      ---------       ---------      --------
  Net Realized Gain on Investments                  3,789            105          2,930              54       230,880
                                                ---------       --------      ---------       ---------      --------
  Net Change in Unrealized Appreciation on:
      Investments                                 196,818        438,889        438,236         210,525       204,670
                                                ---------       --------      ---------       ---------      --------
  Net Change in Unrealized Appreciation on
    Investments                                   196,818        438,889        438,236         210,525       204,670
                                                ---------       --------      ---------       ---------      --------
  Net Realized and Unrealized Gain on
    Investments                                   200,607        438,994        441,166         210,579       435,550
                                                ---------       --------      ---------       ---------      --------
  Net Increase in Net Assets Resulting from
    Operations                                  $ 206,644      $ 450,881      $ 457,201       $ 216,350     $ 448,340
                                                =========      =========      =========       =========     =========

    The accompanying notes are an integral part of the financial statements.

                                                             [LOGO OMITTED]
                                                              FAITHSHARES

                                                    STATEMENTS OF CHANGES IN NET ASSETS
====================================================================================================================================

                                                  FAITHSHARES BAPTIST        FAITHSHARES CATHOLIC        FAITHSHARES CHRISTIAN
                                                      VALUES FUND                VALUES FUND                   VALUES FUND
                                             --------------------------   --------------------------     ----------------------
                                                PERIOD                       PERIOD                       PERIOD
                                                ENDED                        ENDED                         ENDED
                                              JANUARY 31,   YEAR ENDED     JANUARY 31,   YEAR ENDED     JANUARY 31,   YEAR ENDED
                                                 2011        JULY 31,         2011        JULY 31,         2011        JULY 31,
                                             (UNAUDITED)     2010(1)      (UNAUDITED)     2010(2)       (UNAUDITED)    2010(2)
                                            ------------   -----------    -----------   -----------     -----------   -----------
Operations:
  Net Investment Income                     $     6,037    $     9,304    $    11,887   $    11,762     $    16,035   $     8,932
  Net Realized Gain on Investments and
    Foreign Currency Transactions                 3,789        153,810(3)         105       179,596(3)        2,930       180,901(3)
  Net Change in Unrealized Appreciation
    (Depreciation) on Investments and
    Foreign Currency Transactions               196,818        (14,671)       438,889       (66,926)        438,236         5,609
                                            -----------    -----------    -----------   -----------     -----------   -----------
  Net Increase in Net Assets Resulting
    from Operations                             206,644        148,443        450,881       124,432         457,201       195,442
                                            -----------    -----------    -----------   -----------     -----------   -----------

Dividends and Distributions:
  Net Investment Income                          (6,361)        (8,927)       (12,604)      (10,759)        (16,598)       (8,426)
  Net Realized Gains                            (44,088)            --        (28,465)           --         (59,655)           --
                                            -----------    -----------    -----------   -----------     -----------   -----------
  Total Dividends and Distributions             (50,449)        (8,927)       (41,069)      (10,759)        (76,253)       (8,426)
                                            -----------    -----------    -----------   -----------     -----------   -----------
Capital Share Transactions:
  Issued                                             --      3,943,000             --     3,870,500              --     3,781,500
  Redeemed                                           --     (2,787,500)            --    (1,404,500)             --    (1,373,000)
                                            -----------    -----------    -----------   -----------     -----------   -----------
  Increase in Net Assets from
    Capital Share Transactions                       --      1,155,500             --     2,466,000              --     2,408,500
                                            -----------    -----------    -----------   -----------     -----------   -----------
  Total Increase in Net Assets                  156,195      1,295,016        409,812     2,579,673         380,948     2,595,516
                                            -----------    -----------    -----------   -----------     -----------   -----------
Net Assets:
  Beginning of Period                         1,295,016             --      2,613,673        34,000       2,628,516        33,000
                                            -----------    -----------    -----------   -----------     -----------   -----------
  End of Period (Includes Undistributed
    (Distributions in Excess of) net
    investment income of $53, $304,
    and $(57), respectively)                $ 1,451,211    $ 1,295,016    $ 3,023,485   $ 2,613,673     $ 3,009,464   $ 2,628,516
                                            ===========    ===========    ===========   ===========     ===========   ===========
Share Transactions:
  Issued In-Kind                                     --        150,000             --       148,640              --       148,680
  Redeemed In-Kind                                   --       (100,000)            --       (50,000)             --       (50,000)
                                            -----------    -----------    -----------   -----------     -----------   -----------
  Net Increase in Shares Outstanding
    from Share Transactions                          --         50,000             --        98,640              --        98,680
                                            ===========    ===========    ===========   ===========     ===========   ===========

Amounts designated as "--" are $0 or have been rounded to $0.
(1)  Inception date December 14, 2009.
(2)  Inception date December 8, 2009.
(3) Includes realized gains as a result of in-kind transactions (see Note 5 on Notes to Financial Statements).


    The accompanying notes are an integral part of the financial statements.

                                               [LOGO OMITTED]
                                                FAITHSHARES

                                      STATEMENTS OF CHANGES IN NET ASSETS
============================================================================================================

                                                     FAITHSHARES LUTHERAN          FAITHSHARES METHODIST
                                                           VALUES FUND                   VALUES FUND
                                                  ----------------------------------------------------------
                                                     PERIOD
                                                      ENDED                      PERIOD ENDED
                                                   JANUARY 31,     YEAR ENDED     JANUARY 31,    YEAR ENDED
                                                       2011          JULY 31,         2011        JULY 31,
                                                   (UNAUDITED)       2010(1)      (UNAUDITED)      2010(2)
                                                   -----------    -----------     -----------    -----------
Operations:
  Net Investment Income                            $     5,771    $     9,175     $    12,790   $     13,303
  Net Realized Gain on Investments and Foreign
    Currency Transactions                                   54        131,733(3)      230,880        197,438(3)
  Net Change in Unrealized Appreciation
    (Depreciation) on Investments and Foreign
    Currency Transactions                              210,525        (33,100)        204,670        (71,620)
                                                   -----------    -----------     -----------    -----------
  Net Increase in Net Assets Resulting from
    Operations                                         216,350        107,808         448,340        139,121
                                                   -----------    -----------     -----------    -----------
Dividends and Distributions:
  Net Investment Income                                 (6,140)        (8,884)        (13,844)       (12,200)
  Net Realized Gains                                   (31,831)            --         (44,896)            --
                                                   -----------    -----------     -----------    -----------
  Total Dividends and Distributions                    (37,971)        (8,884)        (58,740)       (12,200)
                                                   -----------    -----------     -----------    -----------
Capital Share Transactions:

  Issued                                                    --      3,933,500              --      3,873,000
  Redeemed                                                  --     (2,764,000)     (1,514,000)    (1,406,000)
                                                   -----------    -----------     -----------    -----------
  Increase (Decrease) in Net Assets from
    Capital Share Transactions                              --      1,169,500      (1,514,000)     2,467,000
                                                   -----------    -----------     -----------    -----------
  Total Increase (Decrease) in Net Assets              178,379      1,268,424      (1,124,400)     2,593,921
                                                   -----------    -----------     -----------    -----------
Net Assets:
  Beginning of Period                                1,268,424             --       2,626,921         33,000
                                                   -----------    -----------     -----------    -----------
  End of Period (Includes Undistributed
    (Distributions in Excess of) net investment
    income of $(78) and $49, respectively)         $ 1,446,803    $ 1,268,424     $ 1,502,521    $ 2,626,921
                                                   ===========    ===========     ===========    ===========
Share Transactions:
  Issued In-Kind                                            --        150,000              --        148,680
  Redeemed In-Kind                                          --       (100,000)        (50,000)       (50,000)
                                                   -----------    -----------     -----------    -----------
  Net Increase (Decrease) in Shares
    Outstanding from Share Transactions                     --         50,000         (50,000)        98,680
                                                   ===========    ===========     ===========    ===========

Amounts designated as "--" are $0 or have been rounded to $0.
(1)  Inception date December 14, 2009.
(2)  Inception date December 8, 2009.
(3) Includes realized gains as a result of in-kind transactions (see Note 5 on Notes to Financial Statements).


    The accompanying notes are an integral part of the financial statements.

                                 [LOGO OMITTED]
                                  FAITHSHARES

                              FINANCIAL HIGHLIGHTS
================================================================================

SELECTED PER SHARE DATA & RATIOS
FOR A SHARE OUTSTANDING THROUGHOUT THE PERIOD

                                      NET REALIZED
                                               AND
               NET ASSET                UNREALIZED                DIVIDENDS   DISTRIBUTIONS           TOTAL
                  VALUE,         NET   GAIN (LOSS)                 FROM NET        FROM NET       DIVIDENDS    NET ASSET
               BEGINNING  INVESTMENT            ON   TOTAL FROM  INVESTMENT        REALIZED             AND   VALUE, END
               OF PERIOD     INCOME*   INVESTMENTS   OPERATIONS      INCOME   CAPITAL GAINS   DISTRIBUTIONS    OF PERIOD
               ---------  ----------  ------------   ----------  ----------   -------------   -------------   ----------

FaithShares Baptist Values Fund
Institutional Shares
2011 (Unaudited) $ 25.90      $ 0.12        $ 4.01       $ 4.13     $ (0.13)       $ (0 .88)       $  (1.01)     $ 29.02
2010(4)          $ 25.40      $ 0.12        $ 0.50       $ 0.62     $ (0.12)       $     --        $  (0.12)     $ 25.90

FaithShares Catholic Values Fund
Institutional Shares
2011 (Unaudited) $ 26.14      $ 0.12        $ 4.38       $ 4.50     $ (0.13)       $ (0 .28)       $  (0.41)     $ 30.23
2010(5)          $ 25.00      $ 0.12        $ 1.13       $ 1.25     $ (0.11)       $     --        $  (0.11)     $ 26.14

FaithShares Christian Values Fund
Institutional Shares
2011 (Unaudited) $ 26.29      $ 0.16        $ 4.41       $ 4.57     $ (0.17)       $  (0.60)       $  (0.77)     $ 30.09
2010(5)          $ 25.00      $ 0.11        $ 1.29       $ 1.40     $ (0.11)       $     --        $  (0.11)     $ 26.29

FaithShares Lutheran Values Fund
Institutional Shares
2011 (Unaudited) $ 25.37      $ 0.12        $ 4.21       $ 4.33     $ (0.12)       $  (0.64)       $  (0.76)     $ 28.94
2010(4)          $ 25.40      $ 0.12        $(0.03)      $ 0.09     $ (0.12)       $     --        $  (0.12)     $ 25.37

FaithShares Methodist Values Fund
Institutional Shares
2011 (Unaudited) $ 26.27      $ 0.13        $ 4.24       $ 4.37     $ (0.14)       $  (0.45)       $  (0.59)     $ 30.05
2010(5)          $ 25.00      $ 0.13        $ 1.26       $ 1.39     $ (0.12)       $     --        $  (0.12)     $ 26.27

SELECTED PER SHARE DATA & RATIOS
FOR A SHARE OUTSTANDING THROUGHOUT THE PERIOD

                                                      RATIO OF NET
                                            RATIO OF    INVESTMENT
                            NET ASSETS   EXPENSES TO     INCOME TO
                   TOTAL        END OF   AVERAGE NET   AVERAGE NET       PORTFOLIO
               RETURN(1)  PERIOD (000)        ASSETS        ASSETS  TURNOVER(1)(3)
               ---------  ------------   -----------    ----------  --------------

FaithShares Baptist Values Fund
Institutional Shares
2011 (Unaudited) 16.02%       $ 1,451      0.87%(2)      0.87%(2)           --%
2010(4)           2.45%       $ 1,295      0.87%(2)      0.70%(2)           24%

FaithShares Catholic Values Fund
Institutional Shares
2011 (Unaudited) 17.27%       $ 3,023      0.87%(2)      0.84%(2)           --%
2010(5)           4.99%       $ 2,614      0.87%(2)      0.70%(2)           42%

FaithShares Christian Values Fund
Institutional Shares
2011 (Unaudited) 17.43%       $ 3,009      0.87%(2)      1.14%(2)          --%
2010(5)           5.62%       $ 2,629      0.87%(2)      0.62%(2)          23%

FaithShares Lutheran Values Fund
Institutional Shares
2011 (Unaudited) 17.13%       $ 1,447      0.87%(2)      0.84%(2)         --%
2010(4)           0.36%       $ 1,268      0.87%(2)      0.70%(2)         25%

FaithShares Methodist Values Fund
Institutional Shares
2011 (Unaudited) 16.68%       $ 1,503      0.87%(2)      0.94%(2)         --%
2010(5)           5.57%       $ 2,627      0.87%(2)      0.79%(2)         41%

* Per share data calculated using average shares method.

(1) Returns and portfolio turnover rates are for the period indicated and have not been annualized. Returns do not reflect the deduction of taxes the shareholder would pay on fund distributions or redemption of Fund shares.

(2)  Annualized.

(3)  Portfolio turnover rate includes in-kind transactions.

(4)  Inception date December 14, 2009.

(5)  Inception date December 8, 2009.








    The accompanying notes are an integral part of the financial statements.

                                 [LOGO OMITTED]
                                  FAITHSHARES

                 NOTES TO THE FINANCIAL STATEMENTS (UNAUDITED)
================================================================================

1. ORGANIZATION

FaithShares Trust (the "Trust") is a Delaware Statutory Trust formed on July 17, 2009. The Trust is registered with the Securities and Exchange Commission under the Investment Company Act of 1940, as amended, as an open-end management investment company with five investment portfolios: FaithShares Baptist Values Fund, FaithShares Catholic Values Fund, FaithShares Christian Values Fund, FaithShares Lutheran Values Fund, FaithShares Methodist Values Fund (each a "Fund" and collectively, the "Funds"). The Funds seek to provide investment results that correspond generally to the performance, before fees and expenses, of the Funds' Indexes, each a custom index developed by MSCI, Inc., formerly the FTSE KLD Indexes. FaithShares Advisors, LLC (the "Adviser"), an Oklahoma Limited Liability Company, serves as the investment adviser for the Funds. Subject to the supervision of the Board of Trustees (the "Board"), the Adviser is responsible for managing the investment activities of the Funds, the Funds' business affairs and other administrative matters.

Shares of each of the Funds are listed and traded on the NYSE Arca, Inc. Market prices for the Shares may be different from their net asset value ("NAV"). Each Fund will issue and redeem Shares on a continuous basis at NAV only in large blocks of Shares, typically 50,000 Shares, called Creation Units ("Creation Units"). Creation Units will be issued and redeemed principally in-kind for securities included in a specified universe. Once created, Shares will trade in a secondary market at market prices that change throughout the day in amounts less than a Creation Unit.

2. UNCERTAINTY

As described in note 4, all operating expenses of the Trust are paid directly by FaithShares Advisors, LLC (the Adviser) as part of a unified fee arrangement. Based on the Trust's current asset levels, the investment management fees being paid to the Adviser (as further described in note 4) are not covering the expenses of the Funds being paid directly by the Adviser. The Adviser is seeking additional capital investments from multiple sources to enable the Adviser to continue paying all operating expenses of the Trust, as well as market and grow the assets of the Trust. The Adviser is also considering additional actions which may include the merging, reorganization or closing of certain of the Trust's Funds. Moreover, the Board of Trustees of the Trust has the authority to approve the liquidation of each Fund, without a vote of shareholders. The Board also has the authority to retain a successor investment adviser for an interim period not exceeding 150 days. However, the retention of a successor adviser to serve after such an interim period is required to be approved by "vote of a majority of the outstanding voting securities," as defined by the Investment Company Act of 1940, of each Fund. These conditions raise substantial doubt about the Funds' ability to continue as a going concern. The accompanying financial statements do not include any adjustments that might result from the outcome of this uncertainty.

3. SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of the Significant Accounting Policies followed by the Funds.

USE OF ESTIMATES AND INDEMNIFICATIONS -- The preparation of financial statements, in conformity with U.S. generally accepted accounting principles ("GAAP") requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

In the normal course of business, the Trust enters into contracts that contain a variety of representations which provide general indemnifications. The Trust's maximum exposure under these arrangements cannot be known; however, the Trust expects any risk of loss to be remote.

                                 [LOGO OMITTED]
                                  FAITHSHARES

                 NOTES TO THE FINANCIAL STATEMENTS (UNAUDITED)
================================================================================

3. SIGNIFICANT ACCOUNTING POLICIES (continued)

SECURITY VALUATION -- Securities listed on a securities exchange, market or automated quotation system for which quotations are readily available (except for securities traded on the National Association of Securities Dealers' Automated Quotations, "NASDAQ"), including securities traded over the counter, are valued at the last quoted sale price on the primary exchange or market (foreign or domestic) on which they are traded (or at approximately 4:00 pm Eastern Time if a security's primary exchange is normally open at that time), or, if there is no such reported sale, at the most recent mean between the quoted bid and asked prices (absent both bid and asked prices on such exchange, the bid price may be used). For securities traded on NASDAQ, the NASDAQ Official Closing Price will be used. If available, debt securities are priced based upon valuations provided by independent, third-party pricing agents. Such values generally reflect the last reported sales price if the security is actively traded. The third-party pricing agents may also value debt securities at an evaluated bid price by employing methodologies that utilize actual market transactions, broker-supplied valuations, or other methodologies designed to identify the market value for such securities. Debt obligations with remaining maturities of sixty days or less may be valued at their amortized cost, which approximates market value. The prices for foreign securities are reported in local currency and converted to U.S. dollars using currency exchange rates. Prices for most securities held in the Funds are provided daily by recognized independent pricing agents. If a security price cannot be obtained from an independent, third-party pricing agent, the Funds seek to obtain a bid price from at least one independent broker.

Securities for which market prices are not "readily available" are valued in accordance with Fair Value Procedures established by the Board. The Funds' Fair Value Procedures are implemented through a Fair Value Committee (the "Committee") designated by the Board. Some of the more common reasons that may necessitate that a security be valued using Fair Value Procedures include: the security's trading has been halted or suspended; the security has been de-listed from a national exchange; the security's primary trading market is temporarily closed at a time when under normal conditions it would be open; the security has not been traded for an extended period of time; the security's primary pricing source is not able or willing to provide a price; or trading of the security is subject to local government-imposed restrictions. When a security is valued in accordance with the Fair Value Procedures, the Committee will determine the value after taking into consideration relevant information reasonably available to the Committee.

In accordance with the authoritative guidance on fair value measurements and disclosure under GAAP, the Funds disclose the fair value of their investments in a hierarchy that prioritizes the inputs to valuation techniques used to measure the fair value. The objective of a fair value measurement is to determine the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (an exit price). Accordingly, the fair value hierarchy gives the highest priority to quoted prices (unadjusted) in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). The three levels of the fair value hierarchy are described below:

     o Level 1 -- Unadjusted quoted prices in active markets for identical, unrestricted assets or liabilities that the Funds have the ability to access at the measurement date;

     o Level 2 -- Quoted prices which are not active, or inputs that are observable (either directly or indirectly) for substantially the full term of the asset or liability; and

     o Level 3 -- Prices, inputs or exotic modeling techniques which are both significant to the fair value measurement and unobservable (supported by little or no market activity).

The valuation techniques used by the Funds to measure fair value during the period ended January 31, 2010 maximized the use of observable inputs and minimized the use of unobservable inputs.

                                 [LOGO OMITTED]
                                  FAITHSHARES

                 NOTES TO THE FINANCIAL STATEMENTS (UNAUDITED)
================================================================================

3. SIGNIFICANT ACCOUNTING POLICIES (continued)

For the period ended January 31, 2011 there has been no significant changes to the Funds' fair valuation methodologies.

FEDERAL INCOME TAXES -- Each Fund intends to continue to qualify as a regulated investment company for Federal income tax purposes by complying with the appropriate provisions of Subchapter M of the Internal Revenue Code of 1986, as amended. Accordingly, no provisions for Federal income taxes have been made in the financial statements.

The Funds evaluate tax positions taken or expected to be taken in the course of preparing the Funds' tax returns to determine whether it is "more-likely-than-not" (i.e., greater than 50 percent) that each tax position will be sustained upon examination by a taxing authority based on the technical merits of the position. Tax positions not deemed to meet the more-likely-than-not threshold are recorded as a tax benefit or expense in the current year. The Funds did not record any tax provision in the current period. However, management's conclusions regarding tax positions taken may be subject to review and adjustment at a later date based on factors including, but not limited to, examination by tax authorities (i.e., the last 3 tax year ends, as applicable), on-going analysis of and changes to tax laws, regulations and interpretations thereof.

SECURITY TRANSACTIONS AND INVESTMENT INCOME -- Security transactions are accounted for on trade date. Costs used in determining realized gains and losses on the sale of investment securities are based on specific identification. Dividend income is recorded on the ex-dividend date. Interest income is recognized on the accrual basis from the settlement date.

DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS -- The Funds distribute substantially all of their net investment income quarterly. Any net realized capital gains are distributed annually. All distributions are recorded on ex-dividend date.

CREATION UNITS --Purchasers of Creation Units at NAV must pay a standard creation transaction fee of $500. The maximum creation transaction fee for each Fund will be $3,000. An Authorized Participant who holds Creation Units and wishes to redeem at NAV would also pay a standard Redemption Fee of $500. The maximum redemption transaction fee for each Fund will be $3,000.

Except when aggregated in Creation Units, shares are not redeemable securities of a Fund. Shares of a Fund may only be purchased or redeemed by certain financial institutions ("Authorized Participants"). An Authorized Participant is either (i) a broker-dealer or other participant in the clearing process through the Continuous Net Settlement System of the National Securities Clearing Corporation or (ii) a DTC participant and, in each case, must have executed a Participant Agreement with the Distributor. Most retail investors will not qualify as Authorized Participants or have the resources to buy and sell whole Creation Units. Therefore, they will be unable to purchase or redeem the shares directly from the Funds. Rather, most retail investors will purchase shares in the secondary market with the assistance of a broker and will be subject to customary brokerage commissions or fees.

ACCOUNTING PRONOUNCEMENTS -- In January 2010, the Financial Accounting Standards Board issued Accounting Standards Update ("ASU") No. 2010-06, "Improving Disclosures about Fair Value Measurements." ASU No. 2010-06 will require reporting entities to make new disclosures about purchases, sales, issuances, and settlements in the roll forward of activity in Level 3 fair value measurements. The new and revised disclosures are effective for interim and annual reporting periods beginning after December 15, 2010. At this time, management is evaluating the implications of ASU No. 2010-06 and its impact on the financial statements has not been determined.

                                 [LOGO OMITTED]
                                  FAITHSHARES

                 NOTES TO THE FINANCIAL STATEMENTS (UNAUDITED)
================================================================================

4. AGREEMENTS

INVESTMENT ADVISORY AGREEMENT
The Adviser serves as the investment adviser to the Funds. Subject to the supervision of the Board of Trustees, the Adviser is responsible for making investment decisions for each Fund, and manages the investment portfolios and business affairs of the Funds. For its service to the Funds, under the Advisory Agreement, the Funds pay a fee to the Adviser, which is calculated daily and paid monthly at the following rates: 0.87% of the combined daily net assets of the Funds on the first $1.5 Billion, 0.75% on the next $1 billion and 0.65% exceeding $2.5 billion. In addition, the Adviser pays all expenses of each Fund other than the management fee, distribution fees pursuant to the Fund's Distribution and Service Plan, if any, brokerage expenses, acquired fund fees and expenses and other extraordinary expenses. The Adviser intends to donate 10% of the net income it derives from each Fund to a charitable organization selected by such Fund, and whose mission is aligned with the moral and social beliefs of the faith represented by each Fund.

DISTRIBUTION AGREEMENT
SEI Investments Distribution Co. ("SIDCO") serves as each Fund's underwriter and distributor of Shares pursuant to a Distribution Agreement. Under the Distribution Agreement, SIDCO, as agent, receives orders to purchase shares in Creation Unit Aggregations and transmits such orders to the Trust's custodian and transfer agent. The Distributor has no obligation to sell any specific quantity of Fund shares. SIDCO bears the following costs and expenses relating to the distribution of shares: (i) the costs of processing and maintaining records of creations of Creation Units; (ii) all costs of maintaining the records required of a registered broker/dealer; (iii) the expenses of maintaining its registration or qualification as a dealer or broker under federal or state laws; (iv) filing fees; and (v) all other expenses incurred in connection with the distribution services as contemplated in the Distribution Agreement The Distributor does not maintain any secondary market in Fund Shares.

The Trust has adopted a Distribution and Service Plan ("Plan") pursuant to Rule 12b-1 under the 1940 Act. In accordance with its Plan, each Fund is authorized to pay an amount up to 0.25% of its average net assets each year for certain distribution-related activities. No payments pursuant to the Distribution and Service Plan will be made through at least November 29, 2011. Additionally, the implementation of such payments would have to be approved by the Board prior to implementation.

ADMINISTRATOR, CUSTODIAN, FUND ACCOUNTANT AND TRANSFER AGENT
SEI Investments Global Funds Services (the "Administrator") serves as the Funds' Administrator pursuant to an administration agreement. Brown Brothers Harriman & Co. (the "Custodian" and "Transfer Agent") serves as the Funds' Custodian and Transfer Agent pursuant to a Custody Agreement and Transfer Agency and Service Agreement.

5. INVESTMENT TRANSACTIONS

For the period ended January 31, 2011, the purchases and sales of investments in securities excluding in-kind transactions, long-term U.S. Government and short-term securities were:

                                      PURCHASES        SALES AND MATURITIES
                                      ---------        --- ----------------
FaithShares Baptist Values Fund       $     --            $   12,244
FaithShares Catholic Values Fund            --                   273
FaithShares Christian Values Fund           --                11,659
FaithShares Lutheran Values Fund            --                   149
FaithShares Methodist Values Fund           --                   219

                                 [LOGO OMITTED]
                                  FAITHSHARES

                 NOTES TO THE FINANCIAL STATEMENTS (UNAUDITED)
================================================================================

5. INVESTMENT TRANSACTIONS (continued)

For the period ended January 31, 2011, in-kind transactions associated with creations and redemptions were:

                                                              NET REALIZED GAIN
                                                 SALES AND    (LOSS) ON IN-KIND
                                     PURCHASES   MATURITIES      TRANSACTIONS
                                     ---------   ----------   -----------------
FaithShares Baptist Values Fund       $   --    $       --        $      --
FaithShares Catholic Values Fund          --            --               --
FaithShares Christian Values Fund         --            --               --
FaithShares Lutheran Values Fund          --            --               --
FaithShares Methodist Values Fund         --     1,482,919          230,777


There were no purchases or sales of long-term U.S. Government securities for the Funds.

6. TAX INFORMATION

The amount and character of income and capital gain distributions to be paid, if any, are determined in accordance with Federal income tax regulations, which may differ from GAAP. As a result, net investment income (loss) and net realized gain (loss) on investment transactions for a reporting period may differ significantly from distributions during such period. These book/tax differences may be temporary or permanent. To the extent these differences are permanent in nature, they are charged or credited to undistributed net investment income (loss), accumulated net realized gain (loss) or paid-in capital, as appropriate, in the period that the differences arise.

In accordance with accounting pronouncements, the Funds have recorded several reclassifications in the capital accounts. These reclassifications have no impact on the net asset value of the Funds. The following differences, primarily attributable to redemptions in kind, have been reclassified to/from the following accounts during the fiscal period ended July 31, 2010.

                                                 UNDISTRIBUTED
                                                       NET         ACCUMULATED
                                       PAID-IN     INVESTMENT      NET REALIZED
FAITHSHARES FUNDS                      CAPITAL       INCOME            LOSS
-----------------                     --------   -------------    -------------
FaithShares Baptist Values Fund       $113,456       $ --          ($113,456)
FaithShares Catholic Values Fund       152,493         18           (152,511)
FaithShares Christian Values Fund      123,593         --           (123,593)
FaithShares Lutheran Values Fund        99,902         --            (99,902)
FaithShares Methodist Values Fund      154,137         --           (154,137)

                                 [LOGO OMITTED]
                                  FAITHSHARES

                 NOTES TO THE FINANCIAL STATEMENTS (UNAUDITED)
================================================================================

6. TAX INFORMATION (continued)

The tax character of dividends and distributions paid during the last fiscal period were as follows:

                                                      ORDINARY      LONG-TERM
FAITHSHARES FUNDS                                      INCOME      CAPITAL GAIN     TOTALS
-----------------                                     --------     ------------     ------
    FaithShares Baptist Values Fund
                                            2010       $8,927         $ --          $8,927
    FaithShares Catholic Values Fund
                                            2010       10,759           --          10,759
    FaithShares Christian Values Fund
                                            2010        8,426           --           8,426
    FaithShares Lutheran Values Fund
                                            2010        8,884           --           8,884
    FaithShares Methodist Values Fund
                                            2010       12,200           --          12,200

As of July 31, 2010, the components of Distributable Earnings (Accumulated Losses) on a tax basis were as follows:

                                   FAITHSHARES       FAITHSHARES      FAITHSHARES     FAITHSHARES      FAITHSHARES
                                  BAPTIST VALUES      CATHOLIC         CHRISTIAN       LUTHERAN         METHODIST
                                      FUND           VALUES FUND      VALUES FUND     VALUES FUND      VALUES FUND
                                 ==================================================================================
Undistributed Ordinary Income       $ 40,731          $  29,486        $ 57,814         $ 32,122         $ 45,998
Unrealized Appreciation
  (Depreciation)                     (14,671)           (68,306)          5,609          (33,100)         (73,214)
                                 ==================================================================================
Total Distributable Earnings
  (Accumulated Losses)              $ 26,060          $ (38,820)       $ 63,423         $   (978)        $(27,216)
                                 ==================================================================================

For Federal income tax purposes, capital loss carryforwards represent realized losses of the Funds that may be carried forward for a maximum period of eight years and applied against future gains. As of July 31, 2010, the Funds had no capital loss carryforwards.

The Federal tax cost and aggregate gross unrealized appreciation and depreciation on investments held by the Funds at January 31, 2011 were as follows:

                                                         AGGREGATED       AGGREGATED
                                                            GROSS           GROSS         NET UNREALIZED
                                         FEDERAL TAX     UNREALIZED       UNREALIZED       APPRECIATION
FAITHSHARES FUNDS                            COST       APPRECIATION     DEPRECIATION     (DEPRECIATION)
-----------------                        ------------   ------------     ------------     --------------
   FaithShares Baptist Values Fund       $ 1,269,036     $ 206,288        $ (24,141)        $ 182,147
   FaithShares Catholic Values Fund        2,651,362       419,145          (47,182)          371,963
   FaithShares Christian Values Fund       2,566,088       465,573          (21,728)          443,845
   FaithShares Lutheran Values Fund        1,269,477       201,953          (24,528)          177,425
   FaithShares Methodist Values Fund       1,369,892       174,296          (41,246)          133,050

                                 [LOGO OMITTED]
                                  FAITHSHARES

                 NOTES TO THE FINANCIAL STATEMENTS (UNAUDITED)
================================================================================

7. CONCENTRATION OF RISKS

The Funds' assets will be concentrated in an industry or group of industries to the extent that the Index concentrates in a particular industry or group of industries. By concentrating its assets in a single industry or group of industries, the Funds are subject to the risk that economic, political or other conditions that have a negative effect on that industry or group of industries will negatively impact the Funds to a greater extent than if the Funds' net assets were invested in a wider variety of industries.

8. OTHER

At January 31, 2011, the records of the Trust reflected that 100% of total shares outstanding for each of the FaithShares Baptist Values Fund, FaithShares Catholic Values Fund, FaithShares Christian Values Fund, FaithShares Lutheran Values Fund and FaithShares Methodist Values Fund were held by Authorized Participants, in the form of Creation Units. However, the individual shares comprising such Creation Units are listed and traded on the NYSE Arca, Inc. and are available to be, and have been, purchased and sold by persons other than the Authorized Participants.

                                 [LOGO OMITTED]
                                  FAITHSHARES

                    DISCLOSURE OF FUND EXPENSES (UNAUDITED)
================================================================================

All funds have operating expenses. As a shareholder of a fund, your investment is affected by these ongoing costs, which include (among others) costs for Fund management, administrative services, and shareholder reports like this one. It is important for you to understand the impact of these costs on your investment returns.

Operating expenses such as these are deducted from a fund's gross income and directly reduce your final investment return. These expenses are expressed as a percentage of the fund's average net assets; this percentage is known as the fund's expense ratio.

The following examples use the expense ratio and are intended to help you understand the ongoing costs (in dollars) of investing in your Fund and to compare these costs with those of other funds. The examples are based on an investment of $1,000 made at the beginning of the period shown and held for the entire period.

The table on the next page illustrates your Fund's costs in two ways:

ACTUAL FUND RETURN. This section helps you to estimate the actual expenses after fee waivers that your Fund incurred over the period. The "Expenses Paid During Period" column shows the actual dollar expense cost incurred by a $1,000 investment in the Fund, and the "Ending Account Value" number is derived from deducting that expense cost from the Fund's gross investment return.

You can use this information, together with the actual amount you invested in the Funds, to estimate the expenses you paid over that period. Simply divide your actual account value by $1,000 to arrive at a ratio (for example, an $8,600 account value divided by $1,000 = $8.6), then multiply that ratio by the number shown for your Funds under "Expenses Paid During Period."

HYPOTHETICAL 5% RETURN. This section helps you compare your Fund's costs with those of other funds. It assumes that the Funds had an annual 5% return before expenses during the year, but that the expense ratio (Column 3) for the period is unchanged. This example is useful in making comparisons because the Securities and Exchange Commission requires all funds to make this 5% calculation. You can assess your Fund's comparative cost by comparing the hypothetical result for your Fund in the "Expense Paid During Period" column with those that appear in the same charts in the shareholder reports for other funds.

NOTE: Because the return is set at 5% for comparison purposes -- NOT your Fund's actual return -- the account values shown may not apply to your specific investment.

                                 [LOGO OMITTED]
                                  FAITHSHARES


                    DISCLOSURE OF FUND EXPENSES (UNAUDITED)
================================================================================

                                     BEGINNING      ENDING                  EXPENSES
                                      ACCOUNT      ACCOUNT    ANNUALIZED      PAID
                                       VALUE        VALUE       EXPENSE      DURING
                                     8/1/2010     1/31/2011     RATIOS      PERIOD(1)
--------------------------------------------------------------------------------------
FAITHSHARES BAPTIST VALUES FUND
--------------------------------------------------------------------------------------
     ACTUAL FUND RETURN              $1,000.00   $1,160.20       0.87%       $4.74
     HYPOTHETICAL 5% RETURN           1,000.00    1,020.82       0.87         4.43
--------------------------------------------------------------------------------------
FAITHSHARES CATHOLIC VALUES FUND
--------------------------------------------------------------------------------------
     ACTUAL FUND RETURN               1,000.00    1,172.70       0.87         4.76
     HYPOTHETICAL 5% RETURN           1,000.00    1,020.82       0.87         4.43
--------------------------------------------------------------------------------------
FAITHSHARES CHRISTIAN VALUES FUND
--------------------------------------------------------------------------------------
     ACTUAL FUND RETURN               1,000.00    1,174.30       0.87         4.77
     HYPOTHETICAL 5% RETURN           1,000.00    1,020.82       0.87         4.43
--------------------------------------------------------------------------------------
FAITHSHARES LUTHERAN VALUES FUND
--------------------------------------------------------------------------------------
     ACTUAL FUND RETURN               1,000.00    1,171.30       0.87         4.76
     HYPOTHETICAL 5% RETURN           1,000.00    1,020.82       0.87         4.43
--------------------------------------------------------------------------------------
FAITHSHARES METHODIST VALUES FUND
--------------------------------------------------------------------------------------
     ACTUAL FUND RETURN               1,000.00    1,166.80       0.87         4.75
     HYPOTHETICAL 5% RETURN           1,000.00    1,020.82       0.87         4.43
--------------------------------------------------------------------------------------

(1) EXPENSES ARE EQUAL TO THE FUND'S ANNUALIZED EXPENSE RATIO MULTIPLIED BY THE AVERAGE ACCOUNT VALUE OVER THE PERIOD, MULTIPLIED 184/365 (TO REFLECT THE ONE-HALF YEAR PERIOD).

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                                 [LOGO OMITTED]
                                  FAITHSHARES

                      SUPPLEMENTAL INFORMATION (UNAUDITED)
================================================================================

Net asset value, or "NAV", is the price per share at which the Funds issue and redeem shares. It is calculated in accordance with the standard formula for valuing mutual fund shares. The "Market Price" of the Funds generally is determined using the midpoint between the highest bid and the lowest offer on the stock exchange on which the shares of the Funds are listed for trading, as of the time that the Funds' NAV is calculated. The Funds' Market Price may be at, above or below their NAV. The NAV of the Funds will fluctuate with changes in the market value of their Funds holdings. The Market Price of the Funds will fluctuate in accordance with changes in its NAV, as well as market supply and demand.

Premiums or discounts are the differences (expressed as a percentage) between the NAV and Market Price of the Funds on a given day, generally at the time NAV is calculated. A premium is the amount that the Funds are trading above the reported NAV, expressed as a percentage of the NAV. A discount is the amount that the Funds are trading below the reported NAV, expressed as a percentage of the NAV.

-------------------------------------------------------------------------
FAITHSHARES BAPTIST VALUES FUND
-------------------------------------------------------------------------
                                              NUMBER OF     PERCENTAGE OF
PREMIUM/DISCOUNT RANGE                          DAYS         TOTAL DAYS
----------------------                        ---------     -------------
Greater than 3.5%                                0              0.00%
Greater than 3.0% and Less than 3.5%             0              0.00
Greater than 2.5% and Less than 3.0%             0              0.00
Greater than 2.0% and Less than 2.5%             1              0.41
Greater than 1.5% and Less than 2.0%             0              0.00
Greater than 1.0% and Less than 1.5%             0              0.00
Greater than 0.5% and Less than 1.0%             0              0.00
Between 0.5% and -0.5%                          136            55.28
Less than -0.5% and Greater than -1.0%          107            43.50
Less than -1.0% and Greater than -1.5%           2              0.81
Less than -1.5% and Greater than -2.0%           0              0.00
                                              ---------       --------
Total                                           246           100.00%
                                              ---------       --------


-------------------------------------------------------------------------
FAITHSHARES CATHOLIC VALUES FUND
-------------------------------------------------------------------------
                                              NUMBER OF     PERCENTAGE OF
PREMIUM/DISCOUNT RANGE                          DAYS         TOTAL DAYS
----------------------                        ---------     -------------
Greater than 3.5%                                0               0.00%
Greater than 3.0% and Less than 3.5%             0               0.00
Greater than 2.5% and Less than 3.0%             0               0.00
Greater than 2.0% and Less than 2.5%             0               0.00
Greater than 1.5% and Less than 2.0%             0               0.00
Greater than 1.0% and Less than 1.5%             0               0.00
Greater than 0.5% and Less than 1.0%             1               0.40
Between 0.5% and -0.5%                          77              31.17
Less than -0.5% and Greater than -1.0%          169             68.43
Less than -1.0% and Greater than -1.5%           0               0.00
Less than -1.5% and Greater than -2.0%           0               0.00
                                              ---------       --------
Total                                           247            100.00%
                                              ---------       --------

                                 [LOGO OMITTED]
                                  FAITHSHARES

                      SUPPLEMENTAL INFORMATION (UNAUDITED)
================================================================================


-------------------------------------------------------------------------
FAITHSHARES CHRISTIAN VALUES FUND
-------------------------------------------------------------------------
                                              NUMBER OF     PERCENTAGE OF
PREMIUM/DISCOUNT RANGE                           DAYS        TOTAL DAYS
----------------------                        ---------     -------------
Greater than 3.5%                                0               0.00%
Greater than 3.0% and Less than 3.5%             0               0.00
Greater than 2.5% and Less than 3.0%             0               0.00
Greater than 2.0% and Less than 2.5%             0               0.00
Greater than 1.5% and Less than 2.0%             0               0.00
Greater than 1.0% and Less than 1.5%             0               0.00
Greater than 0.5% and Less than 1.0%             0               0.00
Between 0.5% and -0.5%                          103             41.71
Less than -0.5% and Greater than -1.0%          143             57.89
Less than -1.0% and Greater than -1.5%           1               0.40
Less than -1.5% and Greater than -2.0%           0               0.00
                                              ---------       --------
Total                                           247            100.00%
                                              ---------       --------


-------------------------------------------------------------------------
FAITHSHARES LUTHERAN VALUES FUND
-------------------------------------------------------------------------
                                              NUMBER OF     PERCENTAGE OF
PREMIUM/DISCOUNT RANGE                           DAYS        TOTAL DAYS
----------------------                        ---------     -------------
Greater than 3.5%                                0               0.00%
Greater than 3.0% and Less than 3.5%             0               0.00
Greater than 2.5% and Less than 3.0%             0               0.00
Greater than 2.0% and Less than 2.5%             1               0.40
Greater than 1.5% and Less than 2.0%             0               0.00
Greater than 1.0% and Less than 1.5%             0               0.00
Greater than 0.5% and Less than 1.0%             1               0.40
Between 0.5% and -0.5%                          138             55.88
Less than -0.5% and Greater than -1.0%          105             42.51
Less than -1.0% and Greater than -1.5%           2               0.81
Less than -1.5% and Greater than -2.0%           0               0.00
                                              ---------       --------
Total                                           247            100.00%
                                              ---------       --------


-------------------------------------------------------------------------
FAITHSHARES METHODIST VALUES FUND
-------------------------------------------------------------------------
                                              NUMBER OF      PERCENTAGE OF
PREMIUM/DISCOUNT RANGE                           DAYS         TOTAL DAYS
----------------------                        ---------     -------------
Greater than 3.5%                                0               0.00%
Greater than 3.0% and Less than 3.5%             0               0.00
Greater than 2.5% and Less than 3.0%             0               0.00
Greater than 2.0% and Less than 2.5%             0               0.00
Greater than 1.5% and Less than 2.0%             0               0.00
Greater than 1.0% and Less than 1.5%             0               0.00
Greater than 0.5% and Less than 1.0%             0               0.00
Between 0.5% and -0.5%                          58              23.48
Less than -0.5% and Greater than -1.0%          188             76.11
Less than -1.0% and Greater than -1.5%           0               0.00
Less than -1.5% and Greater than -2.0%           0               0.00
                                              ---------       --------
Total                                           246             99.59%
                                              ---------       --------

                                 [LOGO OMITTED]
                                  FAITHSHARES

                                     NOTES
================================================================================

                                 [LOGO OMITTED]
                                  FAITHSHARES

                    3555 Northwest 58(th) Street, Suite 410
                         Oklahoma City, Oklahoma 73112

                              INVESTMENT ADVISOR:
                           FaithShares Advisors, LLC
                    3555 Northwest 58(th) Street, Suite 410
                         Oklahoma City, Oklahoma 73112

                                  DISTRIBUTOR:
                       SEI Investments Distributions Co.
                            One Freedom Valley Drive
                            Oaks, Pennsylvania 19456

                                 LEGAL COUNSEL:
                          Morgan, Lewis & Bockius LLP
                           1111 Pennsylvania Ave, NW
                              Washington, DC 20004

                 INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM:
                                    KPMG LLP
                               1601 Market Street
                             Philadelphia, PA 19103


This information must be preceded or accompanied by a current prospectus for the Funds.

FSF-SA-001-0200

ITEM 2. CODE OF ETHICS.

Not applicable for semi-annual report.

ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.

Not applicable for semi-annual report.

ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Not applicable for semi-annual report.

ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable to open-end management investment companies.

ITEM 6. SCHEDULE OF INVESTMENTS.

Not applicable.

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable to open-end management investment companies.

ITEM 8. PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable to open-end management investment companies.

ITEM 9. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable to open-end management investment companies.

ITEM 10. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

There have been no material changes.

ITEM 11. CONTROLS AND PROCEDURES.

(a) The certifying officers, whose certifications are included herewith, have evaluated the registrant's disclosure controls and procedures within 90 days of the filing date of this report. In their opinion, based on their evaluation, the registrant's disclosure controls and procedures are adequately designed, and are operating effectively to ensure, that information required to be disclosed by the registrant in the reports it files or submits under the Securities Exchange Act of 1934 is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms.

(b) There were no significant changes in the registrant's internal control over financial reporting that occurred during the registrant's last fiscal half-year that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEMS 12.  EXHIBITS.

(a)(1) Not applicable for semi-annual report.

(a)(2) A separate certification for the principal executive officer and the principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended (17 CFR 270.30a-2(a)), are filed herewith.

(b) Officer certifications as required by Rule 30a-2(b) under the Investment Company Act of 1940, as amended (17 CFR 270.30a-2(b)) also accompany this filing as an Exhibit.

--------------------------------------------------------------------------------

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)                                 FaithShares Trust


By (Signature and Title)*                    /S/ J. GARRETT STEVENS
                                             --------------------------------
                                             J. Garrett Stevens
                                             CEO


Date:  April 1, 2011

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By (Signature and Title)*                    /S/ J. GARRETT STEVENS
                                             --------------------------------
                                             J. Garrett Stevens
                                             CEO



Date:  April 1, 2011


By (Signature and Title)*                    /S/ THOMPSON S. PHILLIPS, JR.
                                             --------------------------------
                                             Thompson S. Phillips, Jr.
                                             Treasurer





Date:  April 1, 2011

* Print the name and title of each signing officer under his or her signature.